Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries have announced sanctions against Russia. The sanctions announced by the U.S. and other countries against Russia include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. The U.S., EU nations and other countries could impose wider sanctions and take other actions should the conflict further escalate.  With uncertainty remaining at high levels with regards to the global impact of the sanctions already announced to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess the exact impact on our Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. It should be noted however that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse effect our business, financial condition, results of operations and cash flows.

On December 31, 2020, the Company concluded a series of amendment transactions of certain loan agreements and convertible notes entered into with Jelco Delta Holding Corp., or JDH, the Company’s creditor and a former affiliate and former related party (Notes 6 and 7). The Company considered JDH a related party up to the date that these amendments were concluded, since after that date, JDH did not meet the definition of related party as per ASC 850, on the basis that JDH was no longer able to significantly influence management nor held more than 10 per cent of the voting interests of the Company. As such, the Company no longer considers JDH a related party. As of December 31, 2021 and 2020, JDH Loans (as defined below) were classified in “Long-term debt and other financial liabilities” in the consolidated balance sheet. Amounts in the consolidated statement of operations and consolidated statement of cash flows for 2020 and 2019 until the date that JDH ceased to be a related party were presented as transactions with related party.

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s board of directors to reverse split the Company’s common stock at a ratio of one-for-sixteen (Note 10). All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock will receive a cash payment in lieu of such fractional share.

On March 20, 2019, the Company’s common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-fifteen. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

a.           Subsidiaries in Consolidation:

Seanergy’s subsidiaries included in these consolidated financial statements as of December 31, 2021:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co. (1)	Marshall Islands	Leadership	March 19, 2015	September 30, 2021
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co. (1)(5)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co. (1)(6)	Liberia	Knightship	December 13, 2016	June 29, 2018
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co. Limited (1)(Note 14)	Malta	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (1)(4)(5)	Malta	N/A	N/A	N/A
Martinique International Corp. (1)(5)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(5)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (1)(2)(3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (1)(2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (1)(2)	British Virgin Islands	Clipper Glory	May 21, 2010	October 15, 2012
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Champion Marine Co. (1)(6)(Note 5)	Marshall Islands	Championship	N/A	N/A
Good Ocean Navigation Co. (1)	Liberia	Goodship	August 7, 2020	N/A
Flag Marine Co. (1)(6) (Note 5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(6)(Note 5)	Liberia	Hellasship	May 6, 2021	June 28, 2021
Patriot Shipping Co. (1)(6)(Note 5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2021
Traders Shipping Co. (1)	Marshall Islands	Tradership	June 9, 2021	N/A
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Friend Ocean Navigation Co. (1)	Liberia	Friendship	July 27, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A

(1)	Subsidiaries wholly owned
(2)	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)	Management companies
(4)	Chartering services company
(5)	Dormant companies
(6)	Bareboat charters